Other accounts payable (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Disclosure of other accounts payable [Abstract]
Mining royalties	$ 21,526	$ 31,217	$ 27,611	$ 13,200	$ 13,200	$ 13,200
Interest and penalties	23,800			$ 18,900	$ 18,900	$ 18,900
Deferred Interest And Penalties	41,400
Mining Royalties Non Current	85,500
Interest And Penalties Non Current	$ 129,600